LEASES - Future Lease Payments and Receipts for Operating Lease (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Future lease payments and receipts	Rp 19,609	Rp 16,043
Minimum
LEASES
Non-cancelable lease term	1 year
Maximum
LEASES
Non-cancelable lease term	32 years
No later than a year
LEASES
Future lease payments and receipts	Rp 5,099	2,582
Later than 1 year and no later than 5 years
LEASES
Future lease payments and receipts	9,412	8,354
Later than 5 years
LEASES
Future lease payments and receipts	Rp 5,098	Rp 5,107